REGULATORY MATTERS (Tables)	12 Months Ended
Dec. 31, 2015
Regulatory Capital Requirements Tables [Abstract]
Regulatory Capital Requirements Tables [Text Block]

The capital adequacy ratios for the Group, according to the CRD IV transitional provisions, are presented in the table below:
	December 31,
	2014	2015
Common equity Tier 1	13.5%	14.5%
Tier 1	13.5%	14.5%
Total	13.6%	14.6%